Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Statement [Line Items]
Net loss for the year	$ (61,287)	$ (497,610)	$ (2,417,247)
Combined federal and provincial income tax rates	26.50%	26.50%	26.50%	28.25%
Income tax recovery at Canadian federal and provincial statutory rates	$ (16,000)	$ (131,867)	$ (640,570)
Permanent differences	(77,000)	13,679	(49,263)
Difference between Canadian rates and rates applicable to subsidiary in the Foreign Jurisdictions	0	0	(80,501)
Foreign exchange differences	0	(91,671)	575,147
Other	2,000	7,219	1,887
Change in unrecognized deferred tax asset	91,000	202,640	193,300
Income tax expense	$ 0	$ 0	$ 0